Pension Plans and Other Postretirement Benefits - Expected Future Benefit Payments (Details) - Pension Plans $ in Millions	Dec. 31, 2016 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2017	$ 39
2018	52
2019	50
2020	49
2021	61
Thereafter	$ 236